INITIAL PUBLIC OFFERING	6 Months Ended	9 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On August 1, 2025, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000. The Company granted the underwriter a 45-day option to purchase up to an additional 3,750,000 Units at the Initial Public Offering price to cover over-allotments, if any. On August 11, 2025, the underwriters of the IPO notified the Company of their partial exercise of the over-allotment option and purchased 3,000,000 additional units (the “Option Units”) at $10.00 per unit upon the closing of the over-allotment option, generating gross proceeds of $30,000,000. On September 9, 2025, the Underwriters advised the Company that it has elected not to exercise the remaining over-allotment option and thereby forfeit the option. Each Unit consists of one Ordinary Share and one-half of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.

D Boral A R C Acquisitions I Corp [Member]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On August 1, 2025, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000. The Company granted the underwriter a 45-day option to purchase up to an additional 3,750,000 Units at the Initial Public Offering price to cover over-allotments, if any. On August 11, 2025, the underwriters of the IPO notified the Company of their partial exercise of the over-allotment option and purchased 3,000,000 additional units (the “Option Units”) at $10.00 per unit upon the closing of the over-allotment option, generating gross proceeds of $30,000,000. On September 9, 2025, the Underwriters advised the Company that it has elected not to exercise the remaining over-allotment option and thereby forfeit the option. Each Unit consists of one Ordinary Share and one-half of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.